BORROWINGS - Composition of non-recourse borrowings (Details) $ in Millions	Dec. 31, 2021 USD ($) year	Dec. 31, 2020 USD ($) year
Disclosure of detailed information about borrowings [line items]
Less: Unamortized financing fees	$ (34)	$ (37)
Less: Current portion	(1,452)	(775)
Non-recourse borrowings	$ 14,397	$ 14,595
Non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Weighted-average interest rate (%)	4.50%	4.10%
Term (years) | year	9	10
Carrying value	$ 13,546	$ 12,859
Estimated fair value	14,397	14,595
Add: Unamortized premiums	57	56
Less: Unamortized financing fees	(91)	(93)
Less: Current portion	(1,452)	(775)
Non-recourse borrowings	12,060	$ 12,047
Total borrowings	13,546
Non-recourse borrowings | 2022
Disclosure of detailed information about borrowings [line items]
Total borrowings	1,452
Non-recourse borrowings | 2023
Disclosure of detailed information about borrowings [line items]
Total borrowings	1,282
Non-recourse borrowings | 2024
Disclosure of detailed information about borrowings [line items]
Total borrowings	1,121
Non-recourse borrowings | 2025
Disclosure of detailed information about borrowings [line items]
Total borrowings	875
Non-recourse borrowings | 2026
Disclosure of detailed information about borrowings [line items]
Total borrowings	1,117
Non-recourse borrowings | Thereafter
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 7,699
Non-recourse borrowings | Hydroelectric
Disclosure of detailed information about borrowings [line items]
Weighted-average interest rate (%)	5.10%	4.90%
Term (years) | year	7	8
Carrying value	$ 6,160	$ 5,412
Estimated fair value	6,543	$ 6,108
Total borrowings	6,160
Non-recourse borrowings | Hydroelectric | 2022
Disclosure of detailed information about borrowings [line items]
Total borrowings	708
Non-recourse borrowings | Hydroelectric | 2023
Disclosure of detailed information about borrowings [line items]
Total borrowings	316
Non-recourse borrowings | Hydroelectric | 2024
Disclosure of detailed information about borrowings [line items]
Total borrowings	740
Non-recourse borrowings | Hydroelectric | 2025
Disclosure of detailed information about borrowings [line items]
Total borrowings	496
Non-recourse borrowings | Hydroelectric | 2026
Disclosure of detailed information about borrowings [line items]
Total borrowings	748
Non-recourse borrowings | Hydroelectric | Thereafter
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 3,152
Non-recourse borrowings | Wind
Disclosure of detailed information about borrowings [line items]
Weighted-average interest rate (%)	3.70%	3.80%
Term (years) | year	9	10
Carrying value	$ 2,416	$ 3,041
Estimated fair value	2,577	$ 3,428
Total borrowings	2,416
Non-recourse borrowings | Wind | 2022
Disclosure of detailed information about borrowings [line items]
Total borrowings	152
Non-recourse borrowings | Wind | 2023
Disclosure of detailed information about borrowings [line items]
Total borrowings	385
Non-recourse borrowings | Wind | 2024
Disclosure of detailed information about borrowings [line items]
Total borrowings	153
Non-recourse borrowings | Wind | 2025
Disclosure of detailed information about borrowings [line items]
Total borrowings	152
Non-recourse borrowings | Wind | 2026
Disclosure of detailed information about borrowings [line items]
Total borrowings	146
Non-recourse borrowings | Wind | Thereafter
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 1,428
Non-recourse borrowings | Solar
Disclosure of detailed information about borrowings [line items]
Weighted-average interest rate (%)	4.10%	3.40%
Term (years) | year	13	12
Carrying value	$ 4,110	$ 3,480
Estimated fair value	4,365	$ 4,038
Total borrowings	4,110
Non-recourse borrowings | Solar | 2022
Disclosure of detailed information about borrowings [line items]
Total borrowings	523
Non-recourse borrowings | Solar | 2023
Disclosure of detailed information about borrowings [line items]
Total borrowings	436
Non-recourse borrowings | Solar | 2024
Disclosure of detailed information about borrowings [line items]
Total borrowings	186
Non-recourse borrowings | Solar | 2025
Disclosure of detailed information about borrowings [line items]
Total borrowings	190
Non-recourse borrowings | Solar | 2026
Disclosure of detailed information about borrowings [line items]
Total borrowings	190
Non-recourse borrowings | Solar | Thereafter
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 2,585
Non-recourse borrowings | Energy transition
Disclosure of detailed information about borrowings [line items]
Weighted-average interest rate (%)	3.90%	3.80%
Term (years) | year	12	12
Carrying value	$ 860	$ 926
Estimated fair value	912	1,021
Total borrowings	860
Non-recourse borrowings | Energy transition | 2022
Disclosure of detailed information about borrowings [line items]
Total borrowings	69
Non-recourse borrowings | Energy transition | 2023
Disclosure of detailed information about borrowings [line items]
Total borrowings	145
Non-recourse borrowings | Energy transition | 2024
Disclosure of detailed information about borrowings [line items]
Total borrowings	42
Non-recourse borrowings | Energy transition | 2025
Disclosure of detailed information about borrowings [line items]
Total borrowings	37
Non-recourse borrowings | Energy transition | 2026
Disclosure of detailed information about borrowings [line items]
Total borrowings	33
Non-recourse borrowings | Energy transition | Thereafter
Disclosure of detailed information about borrowings [line items]
Total borrowings	534
Subscription facility
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 8	$ 9
Non-permanent financings
Disclosure of detailed information about borrowings [line items]
Term (years) | year	10